Intangible Asset (Tables)	6 Months Ended
Sep. 30, 2017
Intangible Asset [Abstract]
Schedule of intangible asset
	September 30, 2017	March 31, 2017
Software	$1,295	$1,251
Less – Accumulated amortization	(584)	(439)
Total, net	$711	$812